Stated capital - Purchases under share repurchase plan (Details) - ZAR (R) R / shares in Units, R in Thousands			1 Months Ended	10 Months Ended
	Aug. 29, 2016	Apr. 29, 2016	Jun. 30, 2017	Mar. 31, 2018
Stated Capital [Abstract]
Total number of shares repurchased (in shares)			5,015,660,000	5,015,660,000
Average price paid per share (in ZAR per share)		R 2.36	R 3.72
Shares canceled under the share repurchase program (in shares)			5,015,660,000	5,015,660,000
Total value of shares purchased as part of publicly announced program	R 473,682		R 18,666	R 18,666
Maximum value of shares that may yet be purchased under the program			R 251,334